American AAdvantage Funds®

SEMI-ANNUAL REPORT

JUNE 30, 2001

MONEY MARKET FUNDS

Managed by AMR Investments

About AMR Investments sm

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation’s defined benefit and defined contribution plans, as well as its fixed income investments.

Contents

President’s Message                                                                    2

Financial highlights

   Money Market Fund                                                               14

   U.S. Government
   Money Market Fund                                                               16

   Municipal
   Money Market Fund                                                               18

Schedule of Investments

   Money Market Portfolio                                                         20

   U.S. Government
   Money Market Portfolio                                                         24

   Municipal
   Money Market Portfolio                                                         23

Additional Information                                     Inside Back Cover

Dear Fellow Shareholder:
W

e are pleased to present you with the Semi-Annual Report for the American AAdvantage Money Market Funds for the six months ended June 30, 2001. It gives us great pleasure to report that as of June 30, 2001, our Money

Market Fund—Institutional Class was ranked 1st out of 61 Institutional Money Market Funds for the 10-year period, 14th out of 138 funds for the 5-year period, and 42nd out of 214 funds for the 1-year period by Lipper Analytical Services.

     We are also pleased to announce that the Portfolio in which the Money Market Fund invests all of its investable assets recently surpassed $11 billion in total assets.

     Looking ahead on the domestic front, an increase in consumer spending power could be a critical factor in keeping the U.S. out of a recession during the second half of the year. Thanks to government initiatives, many taxpayers have begun to receive a total of $38 billion in tax rebate checks. This tax relief and lower interest rates, resulting from the Federal Reserve’s aggressive reduction of 3.00% in short-term interest rates, will need to offset reduced business spending and consumer reluctance to spend as a result of large corporate layoffs. This uncertainty will likely keep the U.S. markets in a limited trading range.

     As always, we thank you for your investment in the American AAdvantage Funds.

Sincerely, William F. Quinn President American AAdvantage Funds

Economic Overview

D	espite warning signs of a U.S. economic slow-down in the last quarter of 2000, the Fed was	be a gradual U-shaped occurrence rather than a dramatic V-shaped one as hoped.

apparently apprehensive to lower the target rate to avoid appearing politically motivated. However, througout the first half of 2001, the Fed aggressively lowered interest rates in an effort to bolster the already sluggish economy. Unfortunately, this delay left them behind the curve. With a rare intermeeting move on January 3rd, the Fed began a series of five 0.50% easings. The 0.50% moves were a strong departure for the Greenspanled FOMC, as 0.25% moves have historically been the norm. Rates were lowered a total of 2.75% during the six month period, dropping the Fed Funds rate from 6.5% to 3.75%. After the additional quarter point ease on June 27th, some market participants felt the Fed was near the end of the easing cycle. Typically, it takes about six to nine months for the economy to feel the effects of monetary policy changes and the second half of the year will enable the Fed to measure the impact of the initial easings. The most likely scenario is that the recovery will

     Several different areas of concern prompted the Fed’s aggressive rate policy stance. The manufacturing sector led the economic downturn, as evidenced by the declining NAPM index, which reached levels not seen since the last recession in 1991. Another troublesome indicator was the employment situation. The jobless rate rose to 4.5% in April and corporate layoffs frequented the headlines, causing sharp increases in weekly unemployment claims. Capital spending was negatively impacted during the slowdown, but an accommodative monetary policy should provide some stimulus to that sector. The equity markets struggled throughout the first half of the year as corporate profits came under pressure. The credit markets also reflected the downturn in the economy, enduring numerous corporate downgrades as well as defaults. One of the more highly publicized defaults occurred as a result of the California energy crisis, which led to the bankruptcy filing of Pacific Gas and Electric.

Performance Overview American AAdvantage Money Market Fund SM

In anticipation of the lower interest rate environment for the first half of 2001, we extended the American AAdvantage Money Market Fund’s weighted-average maturity to almost 60 days by purchasing longer fixed-rate products, primarily six month asset-backed commercial paper. This shift in strategy enabled the Fund to lock in higher rates. As the easing cycle comes to an end and fundamental economic conditions improve, the Fund will allow the fixed rate holdings to mature and re-focus on purchasing variable rate securities with a final maturity of one year and a quarterly reset. This strategy extends the credit duration risk while allowing the fund to achieve higher rates as the variable rate securities reset.

2

neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Fund performance represents the total returns achieved by the Institutional Class from 9/1/87 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 9/1/87.

For the six months ended June 30, 2001, the total return of	Portfolio Statistics as of June 30, 2001
the Institutional Class of the American AAdvantage Money Market Fund was 2.56%. The Fund outperformed the Lipper Institutional Money Market Average return of 2.46% by 10 basis points.	7-day Current Yield* 7-day Effective Yield* 30 day Yield* Weighted Average Maturity Fitch Rating	Institutional Class 4.01% 4.09% 4.10% 55 Days AAA	PlanAhead Class 3.73% 3.80% 3.84% 55 Days AAA	Platinum Class 3.32% 3.38% 3.42% 55 Days AAA
*Annualized. You may call 1-800-388-3344 to obtain the Fund’s current seven day yield. Top Ten Holdings as of June 30, 2001
Credit Suisse First Boston VodaFone Air Touch Scaldis Funding Group, Inc. Goldman Sachs Group, LP	4.0% 3.2% 3.2% 3.2%
Annualized Total Returns as of 6/30/01	Moat Funding Trident Capital Financial, Inc. Banco Popular de Puerto Rico Deutsche Bank	3.0% 3.0% 2.3% 2.3%
Institutional Class (1) . . . . . . PlanAhead Class (1,2) . . . . Platinum Class (1,2) . . . . . .	1 Year 5.97% 5.68% 5.25%	5 Years 5.64% 5.32% 4.89%	10 Years 5.15% 4.92% 4.73%	Moriarty Ltd. Stellar Funding Group, Inc.	2.1% 1.9%

1	Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is

Performance Overview American AAdvantage U.S. Government Money Market Fund SM

     The American AAdvantage U.S. Government Money Market Fund maintained a weighted-average maturity beyond 40 days during the first half of 2001. This was accomplished by implementing a barbell strategy of purchasing fixed rate agency discount notes with maturities of six months to one year, in addition to overnight investments. This strategy worked well during the first half of the year as the overnight Fed funds rate was cut from 6.50% at the beginning of the year to 3.75% by the end of June. Until the economy begins to show stronger signs of a recovery, the Fund will continue its strategy.

     For the six months ended June 30, 2001, the total return of the Institutional Class of the American AAdvantage U.S. Government Money Market Fund was 2.50%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 2.41% by 9 basis points.

1 2

Past performance is not indicative of future performance. An investment in the American AAdvantage U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Fund performance represents the total returns achieved by the Institutional Class from 3/2/92 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAh ead and Platinum Classes been in existence since 3/2/92.

Portfolio Statistics as of June 30, 2001

7-day Current Yield* 7-day Effective Yield* 30 day Yield* Weighted Average Maturity Fitch Rating	Institutional Class 3.84% 3.91% 3.96% 46 Days AAA	PlanAhead Class 3.57% 3.63% 3.69% 46 Days AAA	Platinum Class 3.14% 3.19% 3.27% 46 Days AAA
*Annualized. You may call 1-800-388-3344 to obtain the Fund’s current seven day yield.
Annualized Total Returns as of 6/30/01
Institutional Class (1) . . . . . . PlanAhead Class (1,2) . . . . Platinum Class (1,2) . . . . . .	1 Year 5.84% 5.53% 5.11%	5 Years 5.46% 5.12% 4.68%	Since Incep. 4.90% 4.63% 4.43%

Performance Overview American AAdvantage Municipal Money Market Fund SM

In anticipation of a declining interest rate environment, we extended the average maturity of the Fund by purchasing commercial paper and fixed rate notes. Commercial paper was targeted to mature in April and August, as those months typically see an increase in short-term rates. We continued to focus the Fund’s purchases on variable rate paper backed by letters of credit or short notes with the highest ratings. This strategy proved especially prudent in light of the credit concerns over the California energy crisis.	2

the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Fund performance represents the total returns achieved by the Institutional Class from 11/10/93 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 11/10/93.

     For the six months ended June 30, 2001, the total return of the Institutional Class of the American AAdvantage Money Market Fund was 1.57%. The Fund outperformed the Lipper Institutional Tax-Exempt Money Market Average return of 1.53%.

Portfolio Statistics as of June 30, 2001
7-day Current Yield* 7-day Effective Yield* 30 day Yield* Weighted Average Maturity Fitch Rating	Institutional Class 2.82% 2.86% 2.76% 18 Days AAA	PlanAhead Class 2.54% 2.58% 2.49% 18 Days AAA	Platinum Class 2.13% 2.15% 2.08% 18 Days AAA
*Annualized. You may call 1-800-388-3344 to obtain the Fund’s current seven day yield. Top Ten Holdings as of June 30, 2001
State of Florida Municipal Power Agency City and County of Honolulu, Hawaii Wisconsin Health Facilities Authority	5.0% 5.0% 4.9%
Annualized Total Returns as of 6/30/01	Township of Cornell Michigan Thomaston-Upson County, Georgia Montgomery County, Pennsylvania Dreyfus Municipal Cash Management Plus Arizona Health Facilities Authority	4.1% 4.1% 4.0% 3.6% 3.4%
Institutional Class (1) . . . . . . PlanAhead Class (1,2) . . . . Platinum Class (1,2) . . . . . .	1 Year 3.63% 3.34% 2.92%	5 Years 3.43% 3.14% 2.72%	Since Incep. 3.37% 3.09% 2.84%	Federated Municipal Obligations Fund Mansfield, Texas Industrial Bonds	3.3% 3.3%

1

Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although

American AAdvantage Funds Statements of Assets and Liabilities June 30, 2001 (Unaudited)

	Money Market	U.S. Government Money Market	Municipal Money Market
	(in thousands, except share and per share amounts)
Assets:
Investment in Portfolio, at value	$ 1,880,526	$ 209,054	$ 74,478
Receivable for shares of beneficial interest sold	6	237	–
Deferred organization costs	–	–	–
Other assets	–	–	–
Total assets	1,880,532	209,054	74,478
Liabilities:
Dividends payable	1,059	282	–
Payable for shares of beneficial interest redeemed	–	–	–
Management and administrative services fees payable (Note 2)	464	49	12
Other liabilities	667	41	40
Total liabilities	2,190	372	52
Net assets	$ 1,878,342	$ 208,919	$ 74,426
Analysis of Net Assets:
Paid-in-capital	1,878,342	208,919	74,426
Net assets	$ 1,878,342	$ 208,919	$ 74,426
Shares outstanding (no par value):
Institutional Class:	798,298,251	37,521,145	791,528
PlanAhead Class:	235,291,498	78,978,111	4,618,497
Platinum Class:	844,751,289	92,419,845	69,016,239
Net asset value, offering and redemption price per share:
Institutional Class:	$ 1.00	$ 1.00	$ 1.00
PlanAhead Class:	$ 1.00	$ 1.00	$ 1.00
Platinum Class:	$ 1.00	$ 1.00	$ 1.00

See accompanying notes

American AAdvantage Funds Statements of Operations Six Months Ended June 30, 2001 (Unaudited)

	Money Market	U.S. Government Money Market	Municipal Money Market
	(in thousands)
Investment Income Allocated From Portfolio:
Interest income	$ 51,205	$ 4,950	$ 1,492
Portfolio expenses	(1,012)	(114)	(57)
Net investment income allocated from Portfolio	50,193	4,836	1,435
Fund Expenses:
Administrative service fees (Note 2):
Institutional Class	425	20	1
PlanAhead Class	109	34	2
Platinum Class	2,288	227	224
Transfer agents fees:
Institutional Class	63	1	–
PlanAhead Class	29	10	1
Platinum Class	6	1	–
Professional fees	22	2	1
Registration fees and expenses	166	17	18
Distribution fees:
Platinum Class	1,040	103	102
Service Fees – PlanAhead Class	272	86	6
Other expenses	149	19	3
Total fund expenses	4,569	520	358
Net investment income	45,624	4,316	1,077
Realized Gain Allocated From Portfolio:
Net realized gain on investments	83	13	–
Net gain on investments	83	13	–
Net increase in net assets resulting from operations	$ 45,707	$ 4,329	$1,077

See accompanying notes

American AAdvantage Funds Statements of Changes in Net Assets

	Money Market
	Six Months Ended June 30, 2001 (Unaudited)	Year Ended December 31, 2000
	(in thousands)
Increase (Decrease) In Net Assets:
Operations:
Net investment income	$ 45,624	$ 144,924
Net realized gain on investments	83	77
Net increase in net assets resulting from operations	45,707	145,001
Distributions to Shareholders:
Net investment income:
Institutional Class	(22,058)	(81,124)
PlanAhead Class.	(5,271)	(16,668)
Platinum Class	(18,295)	(47,132)
Net realized gain on investments:
Institutional Class	(35)	(38)
PlanAhead Class	(10)	(9)
Platinum Class	(38)	(30)
Distributions to Shareholders:	(45,707)	(145,001)
Capital Share Transactions:
Proceeds from sales of shares	4,836,116	16,211,564
Reinvestment of dividends and distributions	37,351	121,433
Cost of shares redeemed	(4,981,233)	(17,453,802)
Net increase (decrease) in net assets from capital share transactions	(107,766)	(1,120,805)
Net increase (decrease) in net assets	(107,766)	(1,120,805)
Net Assets:
Beginning of period	1,986,108	3,106,913
End of period	$ 1,878,342	$ 1,986,108

See accompanying notes

U.S. Government Money Market		Municipal Money Market
Six Months Ended June 30, 2001 (Unaudited)	Year Ended December 31, 2000	Six Months Ended June 30, 2001 (Unaudited)	Year Ended December 31, 2000
(in thousands)
$ 4316	$ 9,205	$ 1,077	$ 3,086
13	1	–	–
4,329	9,206	1,077	3,086
(971)	(2,223)	(12)	(30)
(1,598)	(2,918)	(67)	(329)
(1,747)	(4,064)	(998)	(2,727)
(3)	–	–	–
(5)	–	–	–
(5)	(1)	–	–
(4,329)	(9,206)	(1,077)	(3,086)
293,380	516,584	61,844	173,972
2,353	5,630	1,077	3,085
(267,857)	(516,700)	(84,051)	(165,806)
27,876	5,514	(21,130)	11,251
27,876	5,514	(21,130)	11,251
181,043	175,529	95,556	84,305
$ 208,919	$ 181,043	$ 74,426	$ 95,556

See accompanying notes

American AAdvantage Funds
Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization and Significant Accounting Policies

     American AAdvantage Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a “Fund” and collectively, the “Funds”).

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

American AAdvantage:	invests assets in	AMR Investment Services Trust:
Money Market Fund		Money Market Portfolio
U.S. Government Money Market Fund		U.S. Government Money Market Portfolio
Municipal Money Market Fund		Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of the corresponding portfolio (17.26%, 86.77% and 61.17% at June 30, 2001 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a “Portfolio” and collectively the “Portfolios”). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

     AMR Investment Services, Inc. (the “Manager”) is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. (“American”), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios’ Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio is allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as

American AAdvantage Funds
Notes to Financial Statements – Continued
June 30, 2001 (Unaudited)

well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     100% of dividends paid by the Municipal Money Market Fund were “exempt-interest dividends” which are free of any regular federal income tax. Approximately 38% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund’s operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class’ pro rata allocation of the Fund’s investments and other assets, less liabilities, by the number of Class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2. Transactions with Affiliates

  Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of .10% of the average daily net assets of each of the Funds.

     The Manager and the Trust entered into an additional Administrative Service Agreement with respect to the Platinum Classes of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .45% of the average daily net assets of each of the Platinum Classes of the Funds.

  Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “Act”), pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the

American AAdvantage Funds
Notes to Financial Statements – Continued
June 30, 2001 (Unaudited)

fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each of the Platinum Classes. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Services Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives .25% based on the daily net assets of the Plan-Ahead Class.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee’s income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2001, the cost of air transportation was not material to any of the Funds.

American AAdvantage Funds Notes to Financial Statements – Continued June 30, 2001 (Unaudited)

3. Capital Share Transactions

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2001
Money Market Fund	Institutional Class	PlanAhead Class	Platinum Class

Shares sold	4,217,071	322,393	296,652
Reinvestment of dividends	13,754	5,264	18,333
Shares redeemed	(4,319,136)	(391,669)	(270,428)
Net increase (decrease) in shares outstanding	(88,311)	(64,012)	44,557

U.S. Government Money Market Fund	Institutional Class	PlanAhead Class	Platinum Class

Shares sold.	76,973	166,345	50,062
Reinvestment of dividends	461	140	1,752
Shares redeemed	(76,304)	(153,302)	(38,251)
Net increase in shares outstanding	1,130	13,183	13,563

Municipal Money Market Fund	Institutional Class	PlanAhead Class	Platinum Class

Shares sold	–	4,107	57,737
Reinvestment of dividends	13	67	997
Shares redeemed	–	(4,731)	(79,320)
Net increase (decrease) in shares outstanding	13	(557)	(20,586)

Year Ended December 31, 2000
Money Market Fund	Institutional Class	PlanAhead Class	Platinum Class

Shares sold	13,933,764	1,366,467	911,333
Reinvestment of dividends	57,621	16,650	47,162
Shares redeemed	(15,082,901)	(1,346,561)	(1,024,340)
Net increase (decrease) in shares outstanding	(1,091,516)	36,556	(65,845)

U.S. Government Money Market Fund	Institutional Class	PlanAhead Class	Platinum Class

Shares sold	144,198	285,797	86,589
Reinvestment of dividends	1,101	465	4,064
Shares redeemed	(146,292)	(280,027)	(90,381)
Net increase (decrease) in shares outstanding	(993)	6,235	272

Municipal Money Market Fund	Institutional Class	PlanAhead Class	Platinum Class
Shares sold	–	17,458	156,514
Reinvestment of dividends	30	329	2,726
Shares redeemed	–	(20,091)	(145,715)
Net increase (decrease) in shares outstanding	30	(2,304)	13,525

American AAdvantage Money Market Fund Financial Highlights (For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,		Year Ended October 31,
	2001	2000	1999		1999	1998	1997	1996
	(Unaudited)
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment incomeA	0.03	0.06	0.01		0.05	0.06	0.06	0.05
Less dividends from net investment income	(0.03)	(0.06)	(0.01)		(0.05)	(0.06)	(0.06)	(0.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.56%	6.45%	0.94%	C	5.09%	5.63%	5.60%	5.57%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$798,298	$886,608	$1,978,123		$1,652,323	$1,241,999	$1,123,649	$1,406,939
Ratios to average net assets (annualized):
ExpensesA	0.26%	0.24%	0.23%		0.24%	0.23%	0.23%	0.24%
Net investment incomeA	5.17%	6.17%	5.65%		4.99%	5.49%	5.46%	5.41%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

B	Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes total return would vary from the results shown had the Platinum Class been in operation for the entire year.
C	Not annualized.

PlanAhead Class							Platinum Class
Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,	Year Ended October 31,				Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,	Year Ended October 31,			November 7, 1995 to October 31,
2001	2000	1999	1999	1998	1997	1996	2001	2000	1999	1999	1998	1997	1996B
(Unaudited)							(Unaudited)
$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
0.02	0.06	0.01	0.05	0.05	0.05	0.05	0.02	0.06	0.01	0.04	0.05	0.05	0.05
(0.02)	(0.06)	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.02)	(0.06)	(0.01)	(0.04)	(0.05)	(0.05)	(0.05)
$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
2.43%	6.14%	0.89%	4.79%	5.31%	5.28%	5.21%	2.21%	5.69%	0.82%	4.33%	4.89%	4.87%	4.85%
$235,292	$299,304	$262,748	$343,532	$288,759	$189,189	$106,890	$844,752	$800,196	$866,041	$841,653	$744,226	$494,413	$119,981

0.52%	0.54%	0.55%	0.53%	0.53%	0.54%	0.58%	0.94%	0.97%	1.00%	0.97%	0.94%	0.93%	0.94%
4.86%	5.95%	5.32%	4.69%	5.18%	5.17%	5.06%	4.40%	5.54%	4.87%	4.24%	4.78%	4.80%	4.63%

American AAdvantage U.S. Government Money Market Fund Financial Highlights (For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,		Year Ended October 31,
	2001	2000	1999E		1999	1998	1999B	1996
Net asset value, beginning of period.	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income A	0.03	0.06	0.01		0.05	0.05	0.05	0.05
Less dividends from net investment income	(0.03)	(0.06)	(0.01)		(0.05)	(0.05)	(0.05)	(0.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.50%	6.31%	0.94%	E	4.94%	5.47%	5.36%	5.29%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$37,521	$36,391	$37,385		$32,427	$39,004	$29,946	$25,595
Ratios to average net assets (annualized) D:
Expenses A	0.27%	0.26%	0.18%		0.19%	0.30%	0.27%	0.32%
Net investment income A	5.00%	6.16%	5.60%		4.83%	5.34%	5.24%	5.16%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

B	Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

C	Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

D	Operating results of the Platinum Class excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

E	Not annualized.

PlanAhead Class								Platinum Class
Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,		Year Ended October 31,				Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,		Year Ended October 31,			November 7, 1995 to October 31,
2001	2000	1999		1999	1998	1997B	1996	2001	2000	1999		1999	1998	1997B	1996C
(Unaudited)								(Unaudited)
$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
0.02	0.06	0.01		0.05	0.05	0.05	0.05	0.02	0.05	0.01		0.04	0.05	0.05	0.04
(0.02)	(0.06)	(0.01)		(0.05)	(0.05)	(0.05)	(0.05)	(0.02)	(0.05)	(0.01)		(0.04)	(0.05)	(0.05)	(0.04)
$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
2.36%	5.95%	0.86%	E	4.56%	5.13%	5.08%	4.94%	2.15%	5.53%	0.80%	E	4.09%	4.71%	4.61%	4.58%
$78,978	$65,795	$59,560		$59,960	$99,869	$4,046	$1,822	$92,420	$78,857	$78,585		$84,385	$78,412	$68,439	$52,153

0.54%	0.60%	0.64%		0.56%	0.57%	0.52%	0.67%	0.97%	1.00%	1.02%		1.01%	1.01%	0.99%	1.00%
4.68%	5.81%	5.15%		4.45%	5.01%	5.00%	4.74%	4.25%	5.40%	4.77%		4.01%	4.62%	4.53%	4.35%

American AAdvantage Municipal Money Market Fund Financial Highlights (For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,		Year Ended October 31,
	2001	2000	1999		1999	1998	1997	1996
	(Unaudited)
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income A	0.02	0.04	0.01		0.03	0.03	0.04	0.04
Less dividends from net investment income	(0.02)	(0.04)	(0.01)		(0.03)	(0.03)	(0.04)	(0.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.57%	3.93%	0.58%	C	2.92%	3.46%	3.52%	3.59%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$ 792	$ 779	$ 750		$ 745	$ 847	$ 369	$ 6
Ratios to average net assets (annualized):
Expenses A	0.30%	0.31%	0.35%		0.39%	0.33%	0.31%	0.27%
Net investment income A	3.14%	3.87%	3.49%		2.91%	3.35%	3.49%	3.49%
Decrease reflected in above expense ratio
due to absorption of expenses by the Manager	0.00%	–	–		–	–	0.01%	0.06%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

B	Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

C	Not annualized

PlanAhead Class								Platinum Class
Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,		Year Ended October 31,				Six Months Ended June 30,	Year Ended December 31,	Two Months Ended December 31,		Year Ended October 31,			November 7, 1995 to October 31,
2001	2000	1999		1999	1998	1997	1996	2001	2000	1999		1999	1998	1997	1996B
(Unaudited)								(Unaudited)
$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
0.01	0.04	0.01		0.03	0.03	0.03	0.03	0.01	0.03	0.01		0.02	0.03	0.03	0.03
(0.01)	(0.04)	(0.01)		(0.03)	(0.03)	(0.03)	(0.03)	(0.01)	(0.03)	(0.01)		(0.02)	(0.03)	(0.03)	(0.03)
$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
1.43%	3.61%	0.52%	C	2.68%	3.17%	3.24%	3.27%	1.22%	3.21%	0.47%	C	2.27%	2.75%	2.79%	2.88%
$ 4,618	$ 5,175	$ 7,479		$ 9,795	$13,474	$9,590	$ 2,340	$69,016	$89,602	$76,076		$81,118	$87,852	$63,883	$49,862

0.57%	0.63%	0.73%		0.65%	0.64%	0.60%	0.62%	0.98%	1.02%	1.05%		1.04%	1.04%	1.03%	0.97%
2.87%	3.48%	3.09%		2.61%	3.07%	3.18%	3.12%	2.44%	3.17%	2.77%		2.24%	2.69%	2.75%	2.72%

0.00%	0.00%	0.00%		–	–	0.01%	0.05%	0.00%	0.00%	0.03%		0.01%	0.03%	0.01%	0.05%

AMR Investment Services Money Market Portfolio Schedule of Investments June 30, 2001 (Unaudited)

	Par Amount	Value
	(dollars in thousands)
TIME DEPOSITS – 13.49%
Keybank, NA, 4.00%, Due 7/2/2001	$ 300,000	$ 300,000
Rabobank Nederland, 4.19%, Due 7/2/2001	270,000	270,000
Societe Generale, 4.19%, Due 7/2/2001	450,000	450,000
Toronto Dominion Bank, 4.19%, Due 7/2/2001	450,000	450,000
TOTAL TIME DEPOSITS		1,470,000
FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES – 4.13%
Deutsche Bank, 4.48%, Due 5/3/2002	250,000	250,000
Svenska Handelsbanken, 4.50%, Due 3/22/2002	200,000	200,000
TOTAL FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES		450,000
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES – 17.48%
Banco Popular De Puerto Rico, (Note C)
4.13%, Due 3/1/2002	100,000	100,000
4.19%, Due 5/14/2002	250,000	250,000
Bank of America, NA,
4.78%, Due 7/12/2001	50,000	50,001
4.90%, Due 7/19/2001	25,000	25,002
4.18%, Due 2/19/2002	70,000	70,060
Bank One, NA,
3.97%, Due 9/7/2001	47,000	47,003
4.46%, Due 10/29/2001	15,000	15,006
4.21%, Due 11/9/2001	160,000	159,990
Branch Banking & Trust Company,
4.05%, Due 8/17/2001	72,000	71,998
3.70%, Due 9/24/2001	45,000	44,999
4.17%, Due 5/15/2002	50,000	50,063
3.87%, Due 6/24/2002	32,500	32,556
First Union National Bank,
4.77%, Due 10/19/2001	15,000	15,000
4.08%, Due 5/10/2002	100,000	100,000
4.03%, Due 5/14/2002	150,000	150,000
4.19%, Due 5/15/2002	100,000	100,110
Fleet National Bank,
4.36%, Due 7/31/2001	20,000	20,001
3.99%, Due 9/7/2001	35,000	35,005
3.89%, Due 9/27/2001	100,000	100,047
3.81%, Due 9/28/2001	10,000	10,008
4.56%, Due 1/22/2002	5,000	5,007
4.03%, Due 3/6/2002	22,000	22,025
4.06%, Due 3/12/2002	10,000	10,013
4.04%, Due 6/17/2002	20,000	20,036
Keybank, NA,
4.90%, Due 7/16/2001	40,000	40,003
4.71%, Due 10/26/2001	9,000	9,011
National City Bank,
4.30%, Due 8/1/2001	25,000	25,000
4.10%, Due 2/22/2002	95,000	95,087
4.00%, Due 3/1/2002	15,000	15,010
US Bank, NA, 4.00%, Due 9/17/2001	92,500	92,530
Wells Fargo & Company, 4.46%, Due 4/26/2002	122,975	123,121
TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES		1,903,692

See accompanying notes

AMR Investment Services Money Market Portfolio Schedule of Investments – Continued June 30, 2001 (Unaudited)

	Par Amount	Value
	(dollars in thousands)
PROMISSORY NOTES – 3.21%
Goldman Sachs Group, LP, 4.27%, Due 12/27/2001 (Note A)	$ 350,000	$ 350,000
TOTAL PROMISSORY NOTES		350,000
VARIABLE RATE FUNDING AGREEMENTS – 8.95%
General Electric Capital Assurance Company, 5.60%, Due 2/1/2002 (Note B)	200,000	200,000
Jackson National Life Insurance Company, 4.05%, Due 8/31/2001 (Note A)	100,000	100,000
Metropolitan Life Insurance Company, 3.82%, Due 7/19/2002 (Note B)	200,000	200,000
Security Life of Denver, (Note B)
3.84%, Due 3/29/2002	200,000	200,000
4.16%, Due 5/14/2002	100,000	100,000
Travelers Insurance Company, 4.83%, Due 8/10/2001 (Note B)	175,000	175,000
TOTAL VARIABLE RATE FUNDING AGREEMENTS		975,000
ASSET-BACKED COMMERCIAL PAPER, 144A (Note D) – 14.14%
Giro Funding Corporation, 4.22%, Due 8/10/2001	36,841	36,668
Kittyhawk Funding, 4.51%, Due 9/17/2001	35,004	34,662
Moat Funding, LLC,
4.17%, Due 8/2/2001	50,000	49,815
4.17%, Due 8/3/2001	25,000	24,904
4.21%, Due 8/3/2001	31,500	31,378
4.11%, Due 10/10/2001	36,000	35,585
4.10%, Due 10/18/2001	41,000	40,491
3.80%, Due 12/3/2001	100,000	98,364
3.79%, Due 12/4/2001	50,000	49,179
Moriarty, Ltd.,
3.56%, Due 11/19/2001	31,200	30,765
3.56%, Due 11/21/2001	200,000	197,172
Scaldis Capital, LLC,
5.30%, Due 7/6/2001	25,521	25,502
5.30%, Due 7/10/2001	17,459	17,436
5.20%, Due 7/11/2001	75,000	74,892
4.16%, Due 8/6/2001	50,000	49,792
4.22%, Due 8/10/2001	31,581	31,433
4.55%, Due 8/15/2001	39,710	39,484
4.55%, Due 8/24/2001	13,798	13,704
4.55%, Due 8/31/2001	18,599	18,456
4.23%, Due 9/17/2001	24,418	24,194
3.90%, Due 11/2/2001	3,788	3,737
3.90%, Due 11/20/2001	11,000	10,831
3.86%, Due 11/27/2001	43,349	42,656
Stellar Funding Group, Incorporated,
4.77%, Due 7/10/2001	6,138	6,131
4.77%, Due 7/11/2001	4,291	4,285
4.67%, Due 8/28/2001	2,180	2,164
4.67%, Due 8/31/2001	2,396	2,377
3.86%, Due 11/30/2001	198,553	195,317
Trident Capital Financial, Incorporated,
3.83%, Due 8/13/2001	200,000	199,084
3.83%, Due 8/16/2001	127,300	126,676
Tulip Funding Corporation, 4.07%, Due 1/18/2002	23,884	23,341
TOTAL ASSET-BACKED COMMERCIAL PAPER		1,540,475
COMMERCIAL PAPER – 5.19%
Credit Suisse First Boston, 144A (Note D)
5.27%, Due 7/11/2001	100,000	99,854
4.16%, Due 10/19/2001	200,000	197,456
3.92%, Due 11/26/2001	140,000	137,743

See accompanying notes

AMR Investment Services Money Market Portfolio Schedule of Investments – Continued June 30, 2001 (Unaudited)

	Par Amount	Value
	(dollars in thousands)
Danske Corporation, 5.25%, Due 7/16/2001	$ 50,000	$ 49,891
UBS Financial, Incorporated, 5.71%, Due 7/3/2001	80,000	79,974
TOTAL COMMERCIAL PAPER		564,918
VARIABLE RATE COMMERCIAL PAPER – 0.66%
Unilever Capital Corporation, 3.97%, Due 9/7/2001, 144A (Note D)	72,000	72,001
TOTAL VARIABLE RATE COMMERCIAL PAPER		72,001
VARIABLE RATE MEDIUM-TERM NOTES – 22.52%
American Honda Finance Corporation, 144A, (Note D)
4.06%, Due 5/14/2002	100,000	99,993
4.10%, Due 5/17/2002	125,000	124,997
3.93%, Due 6/10/2002	50,000	49,995
3.92%, Due 6/12/2002	100,000	100,000
Associates Corporation,
3.71%, Due 10/1/2001, 144A (Note D)	100,000	100,000
4.85%, Due 10/5/2001	92,000	92,009
4.16%, Due 2/22/2002	86,000	86,074
Bank of America Corporation, 4.44%, Due 4/30/2002	45,000	45,072
Caterpillar Financial Services, 4.44%, Due 8/1/2001	20,000	20,002
Chase Manhattan Corporation,
4.96%, Due 1/3/2002	17,000	17,011
4.14%, Due 2/22/2002	30,000	30,027
Credit Suisse First Boston, 4.73%, Due 10/15/2001, 144A (Note D)	97,000	97,000
Firstar Corporation, 4.59%, Due 8/3/2001	47,000	47,012
General Motors Acceptance Corporation, (Note B)
4.13%, Due 2/11/2002	50,000	50,000
4.16%, Due 2/11/2002	160,000	160,006
Goldman Sachs Group, LP, 144A, (Note D)
4.94%, Due 1/14/2002	15,000	15,015
4.93%, Due 1/14/2002	23,000	23,021
4.59%, Due 1/23/2002	10,000	10,011
Merrill Lynch & Company, Incorporated,
4.41%, Due 7/31/2001	26,000	26,002
4.39%, Due 11/1/2001	97,470	97,519
4.82%, Due 1/7/2002	70,000	69,996
4.77%, Due 2/4/2002	125,000	124,993
4.57%, Due 7/24/2002	15,000	15,034
Morgan Stanley Dean Witter Company,
4.21%, Due 9/4/2001	10,000	10,004
4.06%, Due 12/17/2001	58,000	58,061
4.47%, Due 1/28/2002	176,300	176,498
Norwest Corporation, 4.09%, Due 11/21/2001	30,000	30,006
Salomon Smith Barney Holdings,
4.87%, Due 10/9/2001	36,000	36,010
4.57%, Due 1/24/2002	30,000	30,026
Unilever Capital Corporation, 4.80%, Due 7/5/2001	75,000	75,000
Vodafone Airtouch, PLC, 3.96%, Due 12/19/2001	353,265	353,495
Wells Fargo & Company, 4.09%, Due 9/15/2001	182,950	183,036
TOTAL VARIABLE RATE MEDIUM-TERM NOTES		2,452,925
	Shares
OTHER SHORT-TERM INVESTMENTS – 9.88%
Short-Term Investments Co. Liquid Asset Portfolio	105,214,491	105,215
Citifunds Institutional Liquid Reserve	201,000,000	201,000

See accompanying notes

AMR Investment Services Money Market Portfolio Schedule of Investments – Continued June 30, 2001 (Unaudited)

	Shares	Value
	(dollars in thousands)
Deutsche Cash Reserve Fund	275,000,000	$ 275,000
Dreyfus Cash Management Plus	495,000,000	495,000
TOTAL OTHER SHORT-TERM INVESTMENTS		1,076,215
TOTAL INVESTMENTS – 99.65% (Cost $10,855,226)		10,855,226
OTHER ASSETS, NET OF LIABILITIES – 0.35%		38,644
TOTAL NET ASSETS – 100%		$10,893,870

Based on the cost of investments of $10,855,226 for federal income tax purposes at June 30, 2001, there was no unrealized appreciation or depreciation of investments.

(A)	Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(B)	Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(C)	Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,667,561 or 24.49% of net assets.
ABBREVIATIONS:
LLC – Limited Liability Company LP – Limited Partnership NA – National Association PLC – Public Limited Corporation

See accompanying notes

AMR Investment Services U.S. Government Money Market Portfolio Schedule of Investments June 30, 2001 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
REPURCHASE AGREEMENTS (Note B) – 57.62%
JP Morgan Tri-Party Government Repurchase Agreement, 4.10%, Due 7/2/2001, to be repurchased at $28,850 (Collateral held at Chase Manhattan Bank and Trust by Federal National Mortgage
Association, Due 11/16/2001 and Federal National Mortgage Association, Due 12/31/2001 –
Market Value – $29,421)	$ 28,840	$ 28,840
UBS Warburg Tri-Party Government Repurchase Agreement, 4.10%, Due 7/2/2001, to be
repurchased at $110,038 (Collateral held at Chase Manhattan Bank and Trust by SLMA Student
Loan, Due 10/25/2011 – Market Value – $112,204)	110,000	110,000
TOTAL REPURCHASE AGREEMENTS		138,840
U.S. GOVERNMENT AGENCY INSTRUMENTS (Note A) – 32.20%
Federal Farm Credit Bank, Discount Note, 4.26%, Due 2/22/2002	5,000	4,860
Federal Home Loan Bank, Discount Note, 3.78%, Due 10/31/2001	2,500	2,468
Federal Home Loan Mortgage Corporation
Discount Note, 4.2%, Due 7/5/2001	2,350	2,349
Discount Note, 4%, Due 12/14/2001	10,000	9,816
Discount Note, 4.88%, Due 12/21/2001	15,000	14,648
Discount Note, 3.82%, Due 2/20/2002	5,000	4,876
Federal National Mortgage Association,
Discount Note, 4%, Due 12/14/2001	3,000	2,945
Discount Note, 4.84%, Due 12/28/2001	1,900	1,854
Discount Note, 3.82%, Due 1/11/2002	2,000	1,959
Discount Note, 4.23%, Due 2/22/2002	2,000	1,947
Discount Note, 4.05%, Due 3/8/2002	5,000	4,859
Student Loan Marketing Association, Variable Rate MTN, 3.87%, Due 11/2/2001	25,000	24,998
TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS		77,579
	Shares
SHORT-TERM INVESTMENTS (Note A) – 8.93%
AIM Government Money Market Fund	1,000	1
Janus US Government Money Market Fund	10,500,000	10,500
One Group Institutional Money Market Fund	11,001,000	11,001
SEI Government Portfolio	1,000	1
TOTAL SHORT-TERM INVESTMENTS		21,503
TOTAL INVESTMENTS – 98.75% (Cost $237,922)		237,922
OTHER ASSETS, NET OF LIABILITIES – 1.25%		3,017
TOTAL NET ASSETS – 100%		$240,939

Based on the cost of investments of $237,922 for federal income tax purposes at June 30, 2001, there was no unrealized appreciation or depreciation of investments.
(A)	Rates associated with money market securities represent yield to maturity, or yield to next reset date.
(B)	Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Port-folio’s custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

ABBREVIATIONS:
MTN – Medium Term Note

See accompanying notes

AMR Investment Services U.S. Government Money Market Portfolio Schedule of Investments June 30, 2001 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
MUNICIPAL OBLIGATIONS – 92.62%
COMMERCIAL PAPER (Note A) – 15.44%
The Economic Development Corporation of the Township of Cornell Michigan Environmental
Improvement Revenue Bonds, (Mead-Escanala Paper Company Project), Series 1986, 3.10%,
Due 8/08/2001, LOC Credit Suisse	$5,000	$5,000
Florida Municipal Power Agency Commercial Paper Notes (Initial Pooled Loan Project),
Series A, 3.10%, Due 8/07/2001, LOC First Union	6,000	6,000
Municipal Electric Authority of Georgia Variable Rate Subordinated Bonds, Series 1985B, 2.95%,
Due 11/09/2001, LOC Morgan Guaranty	3,000	3,000
Montgomery County, Pennsylvania Industrial Development Pollution Control Revenue Bonds (Peco
Energy Project), Series 1996, 2.95%, Due 11/9/2001, LOC Canadian Imperial Bank of Commerce	4,800	4,800
TOTAL COMMERCIAL PAPER		18,800
VARIABLE RATE DEMAND OBLIGATIONS (Note A) – 77.18%
ARIZONA – 6.33%
Arizona Health Facilities Authority Revenue Bonds (Pooled Loan Program), Bond Insurance –
FGIC, 2.75%, Due 10/1/2015, LOC Chase Manhattan Bank	4,060	4,060
Mesa, Arizona Industrial Development Authority Variable Rate Revenue Bonds (Discovery Health
Systems Project), Series 1999B, 2.65%, Due 1/1/2029, MBIA Insured, Chase Liquidity	3,650	3,650
TOTAL ARIZONA		7,710
COLORADO – 2.72%
Moffat County, Colorado Pollution Control Revenue Bonds (Ute Electric Company Project),
Bond Insurance – AMBAC Indemnity Corporation, Series 1984, 3.05%, Due 7/1/2010,
SPA Societe Generale	3,300	3,300
TOTAL COLORADO		3,300
FLORIDA – 6.77%
Citrus Park, Florida Community Development District Variable Rate Demand Bonds, Series 1996,
2.75%, Due 11/1/2016, LOC Dieschner Bank AG	1,740	1,740
Florida Housing Financial Agency Housing Revenue Bonds (Heron Park Project), Series 1996U,
2.75%, Due 12/1/2029, LOC Bank of America	3,600	3,600
Florida Housing Finance Corporation Housing Revenue Bonds (Club at Vero Apartments Project),
Series E, 2.75%, Due 12/1/2029, LOC Bank of America	2,900	2,900
TOTAL FLORIDA		8,240
GEORGIA – 8.97%
Urban Residential Finance Authority of the City of Atlanta, Georgia Multifamily Housing
Revenue Bonds (New Community at East Lake Phase I Project), Series 1996, 2.75%,
Due 11/1/2028, LOC Bank of America	2,600	2,600
Clayton County, Georgia Housing Authority (Kimberly Forest Apartments Project), Series B, Bond
Insurance – Financial Security Assurance, 2.80%, Due 1/1/2021, SPA Societe Generale	1,015	1,015
Monroe County, Georgia Industrial Development Revenue Bonds (Forsyth Inc. Project),
Series 1995, 2.85%, Due 11/1/2015, LOC Bank One	2,310	2,310
Thomaston-Upson County, Georgia Industrial Development Revenue Authority (Yamaha Music
Manufacturing, (Incorporated Project), Series 1988, 5.00%, Due 8/1/2018, LOC Bank of Tokyo-
Mitsubishi, Limited	5,000	5,000
TOTAL GEORGIA		10,925
HAWAII – 4.93%
City and County of Honolulu, Hawaii, General Obligation Bonds, Series 2000A, 2.65%,
Due 1/1/2004, LOC Landesbank Hessen Thurigen	6,000	6,000
TOTAL HAWAII		6,000
ILLINOIS – 3.75%
Illinois Health Facilities Authority, Adjustable Rate Refunding Bonds, (Swedish Covenant
Hospital), Series 1998A, 2.75%, Due 8/15/2027, LOC Ambac/Bank One IL	3,500	3,500

See accompanying notes

AMR Investment Services U.S. Government Money Market Portfolio Schedule of Investments – Continued June 30, 2001 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois (Countryside
Landfill Inc. Project), Series 1996, 2.80%, Due 4/1/2021, LOC Morgan Guaranty	$1,070	$1,070
TOTAL ILLINOIS		4,570
INDIANA – 0.82%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds (ND-Tech Corporation
Project), Series 1989, 2.80%, Due 7/1/2009, LOC Societe Generale	1,000	1,000
TOTAL INDIANA		1,000
IOWA – 1.55%
Dubuque, Iowa Industrial Development Revenue Bonds (Swiss Valley Farms Company Project),
Series 1987, 3.00%, Due 12/1/2001, LOC Rabobank Nederland Bank	50	50
Polk County, Iowa Hospital Equipment and Improvement, Bond Insurance – MBIA, 2.90%,
Due 12/1/2005, SPA Bank of New York Company, Incorporated	1,835	1,835
TOTAL IOWA		1,885
MICHIGAN – 1.68%
City of Detroit, Michigan Sewer Disposal Revenue Bonds, Bond Insurance – MBIA, Series 1998B,
2.60%, Due 7/1/2023, SPA Morgan Guaranty	2,045	2,045
TOTAL MICHIGAN		2,045
MISSOURI – 1.31%
Industrial Development Authority of Saint Charles, Missouri Industrial Development
Revenue Bonds (Moson Holdings/Eclochen Inc. Project), Series 1997, 2.75%,
Due 10/1/2012, LOC Bank of America	1,600	1,600
TOTAL MISSOURI		1,600
MARYLAND – 2.05%
Housing Opportunities Commission of Montgomery County, Maryland Variable Rate Housing
Revenue Bonds (The Grand), Series 1997 Issue I, 2.75%, Due 6/1/2030, LOC Bank of New York	2,500	2,500
TOTAL MARYLAND		2,500
OHIO – 4.58%
Ohio State Air Quality Development Authority Revenue Bonds (JMG-Funding Limited
Partnership Project). Series 1994A, 2.85%, Due 4/01/2029, LOC Societe Generale	3,300	3,300
State of Ohio Environmental Revenue Bonds (Newark Group Industries, Inc.), Series 1996, 2.75%,
Due 12/01/2026, LOC JP Morgan Chase	2,260	2,260
TOTAL OHIO		5,560
OREGON – 3.70%
State of Oregon (Toyo Tanso USA), Series CXLVII, 4.90%, Due 2/1/2012, LOC Bank of Tokyo –
Mitsubishi, Limited	3,000	3,000
The Port of Portland, Oregon, Pollution Control Revenue Refunding Bonds, (Reynolds Metals
Company Project), Series 1985, 3.25%, Due 12/01/2009, LOC Bank of Nova Scotia	1,500	1,500
TOTAL OREGON		4,500
PENNSYLVANIA – 5.46%
Berks County Industrial Development Authority Variable Rate Demand Manufacturing Facilities
Revenue Bonds (Grafika Commerial Printing Inc.), Series 1995, 2.80%, Due 9/1/2010, LOC PA IDA	1,940	1,940
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority Commercial
Development Bonds William Penn Plaza Project), 3.00%, Due 12/1/2016, LOC PNC Bank	1,100	1,100
Northumberland County, Pennsylvania Industrial Development Authority Resource Recovery
Revenue Bonds (Foster Wheeler Mt. Carmel, Incorporated Project), Series 1987A, 2.90%,
Due 2/1/2010, LOC Union Bank of Switzerland	1,000	1,000
Northumberland County, Pennsylvania Industrial Development Authority Resource Recovery
Revenue Bonds (Foster Wheeler Mt. Carmel, Incorporated Project), Series 1987B, 2.90%,
Due 2/1/2010, LOC Union Bank of Switzerland	1,005	1,005

See accompanying notes

AMR Investment Services Municipal Money Market Portfolio Schedule of Investments — Continued June 30, 2001 (Unaudited)

	Par Amount	Value
	(dollars in thousands)
PROMISSORY NOTES — 3.21%
Schuykill County, Pennsylvania Industrial Development Authority Revenue Bonds, 2.65%,
Due 12/1/2002, LOC Mellon Bank, N.A.	$ 1,600	$ 1,600
TOTAL PENNSYLVANIA		6,645
TEXAS – 7.53%
Hunt County, Texas Industrial Development Corporation (Trico Industries Project), Series 1987,
2.70% Due 9/1/2006, LOC ABN/Amro	2,130	2,130
Mansfield, Texas Industrial Development Corporation, Variable Rate Demand Revenue Bonds, (Pier 1
Imports – Texas Incorporated Project), Series 1986, 2.95%, Due 11/1/2026, LOC Bank One Texas	4,000	4,000
State of Texas Tax Revenue Anticipation Notes, 5.25%, Due 8/31/2001, LOC State of Texas	3,000	3,037
TOTAL TEXAS		9,167
VERMONT – 1.23%
Vermont, Industrial Development Authority (Ryegate Project), Series 1990, 2.80%, Due 12/1/2015,
LOC ABN/AMRO Holding, N.V.	1,500	1,500
TOTAL VERMONT		1,500
WASHINGTON – 6.32%
Pierce County, Washington Economic Development Corporation Dock & Wharf Facilities Revenue
Bonds (SCS Industries Project), Series 1995, 2.80%, Due 7/1/2030, LOC Bank of Nova Scotia	3,585	3,585
Pierce County, Washington Economic Development Corporation Variable Rate Demand Revenue
Bonds (T.C. Products Incorporated Project), Series 1994, 2.75%, Due 10/1/2014, LOC First Union	1,160	1,160
Washington State Housing Finance Authority, Community Nonprofit Housing Revenue Bonds
(Nikkei Manor Project), 2.80%, Due 10/1/2021, LOC Bank of America	2,950	2,950
TOTAL WASHINGTON		7,695
WISCONSIN – 7.48%
City of Whitewater, Wisconsin Industrial Development Revenue Bonds (MacLean-Fogg Company
Project), Series 1989, 2.85%, Due 12/1/2009, LOC Bank of America	1,000	1,000
Wisconsin State Health and Education Facilities Authority Revenue Bonds (Felician Services
Project), Bond Insurance – AMBAC Indemnity Corporaation, Series A, 2.65%, Due 1/1/2020,
SPA First Chicago NBD Corporation	2,200	2,200
Wisconsin Health Facilities Authority Variable Rate Demand Bonds (Franciscan Health Care
Incorporated – (System Financing), Series 1985-2, 2.65%, Due 1/1/2016, LOC Dominion	5,910	5,910
TOTAL WISCONSIN		9,110
TOTAL VARIABLE RATE DEMAND OBLIGATIONS		93,952
TOTAL MUNICIPAL OBLIGATIONS		112,752
	Shares
OTHER INVESTMENTS – 6.85%
Alliance Capital Management Institutional Reserves Tax-Free Portfolio	554	1
Federated Municipal Obligations Fund	4,007,260	4,007
Dreyfus Municipal Cash Management Plus	4,333,424	4,333
TOTAL OTHER INVESTMENTS		8,341
TOTAL INVESTMENTS – 99.47% (Cost $121,093)		121,093
OTHER ASSETS, NET OF LIABILITIES – 0.53%		674
TOTAL NET ASSETS – 100%		$121,767

Based on the cost of investments of $121,093 for federal income tax purposes at June 30, 2001, there was no unrealized appreciation or depreciation of investments.

(A)	Rates associated with money market securities represent yield to maturity or yield to next reset date.
ABBREVIATIONS:
AG – Company	MBIA – Municipal Bond Investors Assurance
FGIC – Financial Guaranty Insurance Company	SPA – Support Agreement
LOC – Letter of Credit

See accompanying notes

AMR Investment Services Trust Portfolios Statements of Assets and Liabilities June 30, 2001 (Unaudited)

	Money Market	U.S. Government Money Market	Municipal Money Market
		(in thousands)
Assets:
Investments in securities at value (cost – $10,855,226, $99,082, $121,093 respectively)	$ 10,855,226	$ 99,082	$ 121,093
Repurchase agreements (cost – $138,840, $0 respectively)	–	138,840	–
Receivable for investments sold	–	2,782	–
Dividends and interest receivable	39,515	274	692
Other assets	20	–	–
Total assets	10,894,761	240,978	121,785
Liabilities:
Management and investment advisory fees payable (Note 2)	890	19	7
Accrued organization costs	1	11	2
Other liabilities	–	9	9
Total liabilities	891	39	18
Net assets applicable to investors’ beneficial interests	$ 10,893,870	$ 240,939	$ 121,767

See accompanying notes

AMR Investment Services Trust Portfolios Statements of Operations Six Months Ended June 30, 2001 (Unaudited)

	Money Market	U.S. Government Money Market	Municipal Money Market
		(in thousands)
Investment Income:
Interest income	$ 218,101	$ 5,807	$ 2,186
Total investment income	218,101	5,807	2,186
Expenses:
Management and investment advisory fees (Note 2)	4,190	111	64
Custodian fees	136	20	16
Professional fees	35	3	1
Other expenses	85	–	3
Total expenses	4,446	134	84
Net investment income	213,655	5,673	2,102
Realized Gain on Investments:
Net realized gain on investments	387	15	–
Net gain on investments	387	15	–
Net increase in net assets resulting from operations	$ 214,042	$ 5,688	$ 2,102

See accompanying notes

AMR Investment Services Trust Portfolios Statements of Changes in Net Assets

	Money Market
	Six Months Ended June 30, 2001 (Unaudited)	Year Ended December 31, 2000
	(in thousands)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$ 213,655	$ 278,877
Net realized gain on investments	387	144
Total increase in net assets resulting from operations	214,042	279,021
Transactions in Investors’ Beneficial Interests:
Contributions	35,438,004	35,867,580
Withdrawals	(29,748,021)	(34,808,427)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	5,689,983	1,059,153
Net increase (decrease) in net assets	5,904,025	1,338,174
Net Assets:
Beginning of period	4,989,845	3,651,671
End of period	$ 10,893,870	$ 4,989,845

Financial Highlights:

Ratios:
Expenses to average net assets (annualized)	0.11%	0.11%
Net investment income to average net assets (annualized)	5.10%	6.40%

See accompanying notes

U.S. Government Money Market		Municipal Money Market
Six Months Ended June 30, 2001 (Unaudited)	Year Ended December 31, 2000	Six Months Ended June 30, 2001 (Unaudited)	Year Ended December 31, 2000
(in thousands)

$ 5,673	$ 11,646	$ 2,102	$ 5,265
15	2	–	–
5,688	11,648	2,102	5,265
314,333	557,404	105,337	256,288
(291,335)	(562,038)	(118,007)	(242,295)
22,998	(4,634)	(12,670)	13,993
28,686	7,014	(10,568)	19,258
212,253	205,239	132,335	113,077
$ 240,939	$ 212,253	$ 121,767	$ 132,335

0.12%	0.13%	0.13%	0.13%
5.10%	6.27%	3.30%	4.05%

See accompanying notes

AMR Investment Services Trust
Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization and Significant Accounting Policies

     AMR Investment Services Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a “Portfolio” and collectively the “Portfolios”). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the “Manager”) is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. (“American”), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

   Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

   Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   Federal Income and Excise Taxes

   The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that each Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

   Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio’s custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral’s market value exceeds the carrying value of the repurchase agreement.

AMR Investment Services Trust Notes to Financial Statements – Continued June 30, 2001 (Unaudited)

   Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2. Transactions with Affiliates

   Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

   Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee’s income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2001, the cost of air transportation was not material to any of the Funds.

American AAdvantage Mileage Funds	June 30, 2001

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and PlanAhead Class are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.